Expenses by nature - Capital reorganization (Details) £ in Thousands		12 Months Ended
	Dec. 16, 2021 $ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants acquired (15,701,067 warrants at $1.04 per warrant)		£ 10,730
Accounts payable acquired		(40,227)	£ (2,401)
Market value per ordinary share | $ / shares	$ 10.68
Expense recognised		111,996
Private Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised		1,572
Capital Reorganization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market value of 9,203,984 ordinary shares ($10.68 per share)		74,265
Cash acquired		4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)		(11,997)
Accounts payable acquired		(2,289)
Add net liabilities acquired		9,558
Foreign exchange differences		671
Charge for listing services		83,152
Number of ordinary shares issued | shares	9,203,984
Number of warrants issued | shares	15,701,067
Value per warrant | $ / shares	$ 1.04
Expense recognised		84,712
Issuance of PIPE shares to suppliers and partners
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised		£ 10,389